Related Parties (Details 1) - Edouard Cukierman [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Chairman fees			$ 60
Stock option compensation expenses			10
Total			$ 70